Taxation (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Income tax examination, description	From January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Profit Enterprises
Operating loss carryforwards		¥ 67,797	¥ 34,358
Deferred tax assets operating loss carryforwards		10,861	5,003
Deferred tax assets valuation allowance	¥ 1,661	3,029	3,366
HONG KONG
Operating loss carryforwards		¥ 195	¥ 1,277